Interests in other entities (Details) - Ordinary Shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Mesoblast, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Equity holding	100.00%	100.00%
Mesoblast International Sàrl (includes Mesoblast International Sàrl Singapore Branch)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Equity holding	100.00%	100.00%
Mesoblast Australia Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Equity holding	100.00%	100.00%
Mesoblast UK Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Equity holding	100.00%	100.00%
BeiCell Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Equity holding	100.00%	100.00%